Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Loss Before Income Tax [Line Items]
Product sales, net	$ 11,263,000	$ 0	$ 0
Royalty revenue	5,935,000	5,902,000	7,501,000
Total revenues	17,198,000	5,902,000	7,501,000
Cost of inventories	(1,193,000)	0	0
Amortization of currently marketed intangible assets	(3,937,000)	0	0
Total Cost of revenues	(5,130,000)	0	0
Clinical trial and research & development	(8,070,000)	(3,308,000)	(7,331,000)
Manufacturing production & development	6,323,000	(13,252,000)	(25,468,000)
Commercialization	(4,676,000)	(655,000)	(1,440,000)
Employee benefits
Salaries and employee benefits	(22,092,000)	(20,415,000)	(17,197,000)
Defined contribution superannuation expenses	(395,000)	(369,000)	(384,000)
Equity settled share-based payment transactions	(22,088,000)	(5,870,000)	(3,655,000)
Total Employee benefits	(44,575,000)	(26,654,000)	(21,236,000)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(303,000)	(410,000)	(953,000)
Right of use asset depreciation	(2,139,000)	(2,771,000)	(1,661,000)
Intellectual property amortization	(21,000)	(1,485,000)	(1,493,000)
Total Depreciation and amortization of non-current assets	(2,463,000)	(4,666,000)	(4,107,000)
Other Selling, general and administration
Overheads & administration	(10,168,000)	(8,584,000)	(10,104,000)
Consultancy	(2,728,000)	(2,458,000)	(3,922,000)
Legal, patent and other professional fees	(4,335,000)	(2,342,000)	(3,695,000)
Intellectual property expenses (excluding the amount amortized above)	(3,424,000)	(2,777,000)	(2,993,000)
Total Other Selling, general and administration	20,655,000	16,161,000	20,714,000
Fair value remeasurement of contingent consideration
Remeasurement of financial derivative	(10,262,000)	0	0
Remeasurement of contingent consideration	(4,625,000)	(9,693,000)	8,771,000
Total Fair value remeasurement of contingent consideration	(14,887,000)	(9,693,000)	8,771,000
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(4,962,000)	779,000	(2,205,000)
Total Fair value remeasurement of warrant liability	(4,962,000)	779,000	(2,205,000)
Other operating income and expenses
Interest income	3,554,000	1,824,000	831,000
Research and development tax incentive income	82,000	859,000	3,506,000
Government grant revenue	3,000	0	0
Foreign exchange (losses)/gains	(106,000)	(76,000)	(163,000)
Foreign withholding tax paid	(480,000)	(37,000)	0
Derecognition of right-of-use asset	0	0	76,000
Other operating income and expenses	3,053,000	2,570,000	4,250,000
Finance (costs)/gains
Remeasurement of borrowing arrangements	(416,000)	(2,351,000)	(678,000)
Interest expense	(21,753,000)	(20,658,000)	(19,444,000)
Facility fee	(799,000)	0	0
Total Finance costs	(22,968,000)	(23,009,000)	(20,122,000)
Loss before income tax	(101,812,000)	(88,147,000)	(82,101,000)
Restatements [Abstract]
Research & development	(34,807,000)	(39,716,000)	(52,816,000)
Manufacturing commercialization		0	0
Management and administration		0	0
Selling, general and administration	(39,309,000)	(24,980,000)	(27,480,000)
Currently marketed products
Disclosure Of Loss Before Income Tax [Line Items]
Amortization of currently marketed intangible assets	(3,937,000)	0	0
Previously reported
Restatements [Abstract]
Research & development		(25,353,000)	(27,189,000)
Manufacturing commercialization		(15,717,000)	(27,733,000)
Management and administration		(23,626,000)	(25,374,000)
Selling, general and administration		0	0
Effect of change
Restatements [Abstract]
Research & development		(14,363,000)	(25,627,000)
Manufacturing commercialization		15,717,000	27,733,000
Management and administration		23,626,000	25,374,000
Selling, general and administration		(24,980,000)	(27,480,000)
Income statement functional expense categories
Employee benefits
Equity settled share-based payment transactions	(22,088,287)	(5,870,168)	(3,655,346)
Income statement functional expense categories | Research & development
Employee benefits
Equity settled share-based payment transactions	(12,487,004)	(2,950,104)	(1,589,708)
Income statement functional expense categories | Selling, general and administration
Employee benefits
Equity settled share-based payment transactions	$ (9,601,283)	$ (2,920,064)	$ (2,065,638)